Related Parties	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Related Party Transactions [Abstract]
Related Parties

Note 10. Related Parties

From time to time, the Company will enter into an agreement with a related party in the ordinary course of its business. These agreements are ratified by the Board or a committee thereof pursuant to its related party transaction policy.

Viscient Biosciences (“Viscient”) is an entity for which Keith Murphy, the Company’s Executive Chairman, serves as the Chief Executive Officer and President. Dr. Jeffrey Miner, the Company’s former Chief Scientific Officer, is also the Chief Scientific Officer of Viscient, and Thomas Jurgensen, the Company’s former General Counsel, previously served as outside legal counsel to Viscient through his law firm, Optima Law Group, APC.

On December 28, 2020, the Company entered into an intercompany agreement (the “Intercompany Agreement”) with Viscient and Organovo, Inc., the Company’s wholly-owned subsidiary, which included an asset purchase agreement for certain lab equipment. Pursuant to the Intercompany Agreement, the Company agreed to provide Viscient certain services related to 3D bioprinting technology, which include, but are not limited to, histology services, cell isolation, and proliferation of cells and Viscient agreed to provide the Company certain services related to 3D bioprinting technology, including bioprinter training, bioprinting services, and qPCR assays, in each case on payment terms specified in the Intercompany Agreement and as may be further determined by the parties. In addition, the Company and Viscient each agreed to share certain facilities and equipment and, subject to further agreement, to each make certain employees available for specified projects for the other party at prices to be determined in good faith by the parties. The Company evaluated the accounting for the Intercompany Agreement and concluded that any services provided by Viscient to the Company will be expensed as incurred, and any compensation for services provided by the Company to Viscient will be considered a reduction of personnel related expenses. Any services provided to Viscient do not fall under Topic 606 as the Intercompany Agreement is not a contract with a customer. For the three and nine months ended December 31, 2023 and 2022, the Company incurred no consulting expenses from Viscient. Additionally, for the three and nine months ended December 31, 2023, the Company provided approximately $3,000 and $13,000 of histology services to Viscient, respectively, and $17,000 and $44,000 for the three and nine months ended December 31, 2022, respectively.

Note 11. Related Parties

From time to time, the Company will enter into an agreement with a related party in the ordinary course of its business. These agreements are ratified by the Board or a committee thereof pursuant to its related party transaction policy.

Viscient Biosciences (“Viscient”) is an entity for which Keith Murphy, the Company’s Executive Chairman, serves as the Chief Executive Officer and President. Dr. Jeffrey Miner, the Company’s Chief Scientific Officer, is also the Chief Scientific Officer of Viscient, and Thomas Jurgensen, the Company’s General Counsel, previously served as outside legal counsel to Viscient through his law firm, Optima Law Group, APC.

On December 28, 2020, the Company entered into an intercompany agreement (the “Intercompany Agreement”) with Viscient and Organovo, Inc., the Company’s wholly-owned subsidiary, which included an asset purchase agreement for certain lab equipment. Pursuant to the Intercompany Agreement, the Company agreed to provide Viscient certain services related to 3D bioprinting technology, which includes, but is not limited to, histology services, cell isolation, and proliferation of cells and Viscient agreed to provide the Company certain services related to 3D bioprinting technology, including bioprinter training, bioprinting services, and qPCR assays, in each case on payment terms specified in the Intercompany Agreement and as may be further determined by the parties. In addition, the Company and Viscient each agreed to share certain facilities and equipment and, subject to further agreement, to each make certain employees available for specified projects for the other party at prices to be determined in good faith by the parties. The Company evaluated the accounting for the Intercompany Agreement and concluded that any services provided by Viscient to the Company will be expensed as incurred, and any compensation for services provided by the Company to Viscient will be considered a reduction of personnel related expenses. Any services provided to Viscient do not fall under Topic 606 as the Intercompany Agreement is not a contract with a customer. For the years ended March 31, 2023 and 2022, the Company incurred approximately zero and $47,000 in consulting expenses from Viscient, respectively. Additionally, for the years ended March 31, 2023 and 2022, the Company provided approximately $59,000 and $48,000 of histology services to Viscient, respectively.